FAIR VALUE MEASUREMENT - Activities related to fair value of the guarantee derivative liabilities (Details) - Guarantee derivative liabilities - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Activities related to fair value of the guarantee derivative liabilities
Fair value at beginning of the year (Level 3)	¥ 30,958	¥ 31,191
Issuances	449,778	134,881	¥ 38,516
Cash payment	(231,275)	(87,759)	(13,267)
Change in fair value	(197,027)	(47,355)	5,942
Fair value at end of the year (Level 3)	¥ 52,434	¥ 30,958	¥ 31,191